Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

9 Income taxes

Taxes recognized through profit or loss:

in EUR k	2018	2019	2020
Current tax expenses	(87)	(158)	(74)
Current year	(87)	(1)	(58)
Adjustments for prior periods	—	(157)	(16)
Deferred tax (expense)/income	397	—	(207)
Temporary differences	527	(514)	(182)
Tax losses	(130)	514	(25)
Total income tax (expenses)/benefit	310	(158)	(281)

No income taxes were recognized directly in other comprehensive income for the years ended December 31, 2018, 2019 and 2020.

A reconciliation of the effective tax rate to the Group’s statutory rate of 31.1% for each of the years ended December 31, 2018, 2019 and 2020 is presented in the table below.

in EUR k	2018	2019	2020
Loss before tax	(11,648)	(20,697)	(21,097)
Taxes on the basis of the Company’s domestic tax rate	3,623	6,445	6,570
Tax rate effect of foreign tax jurisdictions	406	412	65
Non‑deductible expenses	(105)	(441)	(903)
Current year losses for which no deferred tax assets were recognized	(3,528)	(6,416)	(5,792)
Tax income related to prior years	—	(157)	(137)
Other effects	(86)	(1)	(84)
Income tax (expenses)/ benefit	310	(158)	(281)

The domestic tax rate of 31.1% is composed of the corporate income tax rate of 15%, the solidarity surcharge of 5.5% of this corporate income tax, as well as trade tax of 15.3%. The tax rate effects from foreign tax jurisdictions are primarily attributable to the tax‑exempt profit of a Group subsidiary located in Dubai.

Tax losses carryforwards for which no deferred tax assets were recognized amount to EUR 64,464k in Germany (2019: EUR 41,570k; 2018: EUR 21,728k) and to EUR 1,002k in other countries (2019: EUR 505k; 2018: EUR 788k). Deductable temporary differences, for which no deferred tax asset is recognized, amount to EUR 3,381k.

Tax losses carried forward in Germany do not expire. Foreign tax losses carried forward may be restricted. In the light of the Group’s loss history, the recognition of deferred taxes for tax losses carried forward and deductible temporary differences was limited to the future reversal of existing taxable temporary differences.

For temporary differences associated with investments in the amount of EUR 4,313k (2019: EUR 4,360k; 2018: EUR 3,049k), no deferred tax liability has been recognized because the Company is able to control the timing of the reversal and it is probable that the difference will not reverse in the foreseeable future.

The below table shows a breakdown of deferred taxes in the Group’s statement of financial position.

	December 31, 2019		December 31, 2020
	Deferred	Deferred	Deferred	Deferred
in EUR k	tax assets	tax liabilities	tax assets	tax liabilities
Intangible assets	—	(3,013)	—	(2,934)
Property, plant and equipment	—	(156)	—	(133)
Right-of-use assets	—	—	—	(5,029)
Measurement of service contracts	—	(173)	—	(145)
Leasing liabilities	—	—	4,865	—
Government grants	2,051	—	1,903	—
Unused tax losses	1,291	—	1,266	—
Sum	3,342	(3,342)	8,034	(8,241)
Offset	(3,342)	3,342	(8,034)	8,034
Deferred Taxes	—	—	—	(207)